CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Declared (in dollars per share)	$ 0.42	$ 0.34	$ 0.26
Repurchase of shares of common stock (in shares)		1,153,136	967,199
Issuance of shares of common stock (in shares)	27,046	21,402	39,610
Share based compensation, common stock (in shares)	71,256	180,380	299,263
Share based compensation withholding obligation, common stock (in shares)	22,525	41,927	77,624